Schedule of accruals and other current liabilities (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Accruals And Other Current Liabilities
Other accruals	$ 232,079	$ 298,430	$ 426,694
Other payables	672,238	864,431
GST payables	45,250	58,186	22,125
Interest payable			21,516
Accruals and other current liabilities	$ 949,567	$ 1,221,047	$ 470,335